Cover Page	Dec. 10, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2020
Entity Registrant Name	CUMBERLAND PHARMACEUTICALS INC.
Entity Incorporation, State or Country Code	TN
Entity File Number	001-33637
Entity Tax Identification Number	62-1765329
Entity Central Index Key	0001087294
Amendment Flag	true
Entity Address, Address Line One	2525 West End Avenue
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	255-0068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	CPIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Cumberland Pharmaceuticals Inc. ("Cumberland", “we”, “our” or "the Company") is a specialty pharmaceutical company focused on the acquisition, development and commercialization of branded prescription products. This Current Report on Form 8-K (“Form 8-K”) is being filed to recast historical financial information, originally included in our Annual Report on Form 10-K for the year ended December 31, 2019 ("2019 Form 10-K") to reflect the presentation of two Products we no longer distribute as discontinued operations. We previously filed the 2019 Form 10-K with the U.S. Securities and Exchange Commission (“SEC”) on March 20, 2020.During May 2019, Cumberland entered into a Dissolution Agreement ("Dissolution Agreement") with Clinigen Healthcare Limited ("Clinigen") in which the Company returned the exclusive rights to commercialize Ethyol® and Totect® (“the Products”) in the United States to Clinigen. Under the terms of the Dissolution Agreement, Cumberland is no longer involved directly or indirectly with the distribution, marketing and promotion of either Ethyol or Totect or any competing products following December 31, 2019. In exchange for the return of these product license rights and the non-compete provisions of the Dissolution Agreement, Cumberland is receiving $5 million in financial consideration paid in quarterly installments over the two-years following the transition date. The Company's exit from the Products meets the accounting criteria to be reported as discontinued operations and the discontinued operating results have been reclassified in the financial statements and footnotes for all periods presented, as required, to reflect the discontinued status of the Products, beginning in our Quarterly Report on Form 10-Q for the first quarter of 2020. We are issuing this Form 8-K to recast the Products as discontinued operations as of and for each of the periods covered by our 2019 Form 10-K. Accordingly, the Company has retrospectively recast its previously issued annual financial statements for the three years in the period ended December 31, 2019 to present the Products as discontinued operations.The information included in Exhibit 99.1 to this Current Report on Form 8-K is presented solely in connection with the presentation changes described above and sections included in the 2019 Form 10-K that are not included in this report continue to speak only as of the original filing date. Exhibit 99.1 to this Form 8-K does not reflect events occurring after the Company filed its 2019 Form 10-K, and does not modify or update the disclosures therein in any way, other than to reflect the presentation of the Products as discontinued operations as described above. Therefore, Exhibit 99.1 to this Form 8-K should be read in conjunction with the Company’s other filings made with the SEC, including, and subsequent to the date of, the 2019 Form 10-K. These subsequent SEC filings contain important information regarding events, developments, and updates affecting Cumberland and our expectations that have occurred since the filing of the 2019 Form 10-K.Exhibit 99.1 of this Form 8-K presents a recast of the following historical financial information, originally included in our 2019 Form 10-K, to reflect the presentation of the Products as discontinued operations:•Item 6. Selected Financial Data•Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations•Item 8. Financial Statements and Supplementary Data